Lease - Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease
Operating lease cost	¥ 362,689
Variable lease cost	(20,684)
Sublease income	(9,019)
Total lease cost	¥ 332,986	¥ 366,763	¥ 358,853